CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Comprehensive income	Ordinary Shares	Additional paid-In capital	Retained earnings	Accumulated other comprehensive income	Total Charm Communications Inc.'s shareholders' equity	Non-controlling interest
Beginning Balance at Dec. 31, 2008	$ 11,399		$ 5	$ (4,258)	$ 15,564	$ 88	$ 11,399
Beginning Balance (in shares) at Dec. 31, 2008			50,000,000
Cumulative translation adjustment	(23)	(23)				(23)	(23)
Net income	15,267	15,267			15,267		15,267
Comprehensive income		15,244
Accretion of Series A convertible redeemable preferred shares	(7,800)				(7,800)		(7,800)
Share-based compensation	2,284			2,284			2,284
Ending Balance at Dec. 31, 2009	21,127		5	(1,974)	23,031	65	21,127
Beginning Balance (in shares) at Dec. 31, 2009			50,000,000
Cumulative translation adjustment	4,254	4,254				4,254	4,254
Net income	38,492	38,492			37,967		37,967	525
Addition of non-controlling interest	352							352
Issue ordinary share to Aegis (in shares)			12,390,000
Issue ordinary share to Aegis	49,278		1	49,277			49,278
Comprehensive income		42,746
Issue of ordinary shares at Initial Public Offering, net of offering cost of US$3,355 (in shares)			15,625,000
Issue of ordinary shares at Initial Public Offering, net of offering cost of US$3,355	65,247		2	65,245			65,247
Accretion of Series A convertible redeemable preferred shares	(1,215)				(1,215)		(1,215)
Conversion of Series A convertible redeemable preferred shares (in shares)			5,000,000
Conversion of Series A convertible redeemable preferred shares	19,428		1	19,427			19,428
Share-based compensation	2,499			2,499			2,499
Exercise of options (in shares)			135,102
Exercise of options	374			374			374
Repurchase of ordinary shares (in shares)			(4,890,000)
Repurchase of ordinary shares	(19,561)		(1)	(19,560)			(19,561)
Ending Balance at Dec. 31, 2010	180,275		8	115,288	59,783	4,319	179,398	877
Ending Balance (in shares) at Dec. 31, 2010			78,260,102
Cumulative translation adjustment	9,065	9,065				9,065	9,065
Net income	47,719	47,719			46,147		46,147	1,572
Net income attributable to redeemable non-controlling interest	(307)	307
Comprehensive income		57,091
Share-based compensation	3,069			3,069			3,069
Exercise of options (in shares)			138,724
Exercise of options	186			186			186
Repurchase of ordinary shares (in shares)			(432,650)
Repurchase of ordinary shares	(1,906)			(1,906)			(1,906)
Ending Balance at Dec. 31, 2011	$ 238,408		$ 8	$ 116,637	$ 105,930	$ 13,384	$ 235,959	$ 2,449
Ending Balance (in shares) at Dec. 31, 2011			77,966,176